UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Asset Management, LLC

Address:  461 Fifth Avenue, 10th Floor
          New York, New York 10017

13F File Number: 28-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew H. Rabinowitz
Title:  Chief Financial Officer
Phone:  (212) 381-4461

Signature, Place and Date of Signing:


/s/ Andrew H. Rabinowitz      New York, New York            August 11, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 96

Form 13F Information Table Value Total: $1,613,702

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

1         28-10683                 Marathon Global Convertible Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE

Marathon Asset Management, LLC
        NAME OF ISSUER         TITLE OF CLASS      CUSIP      VALUE      SHARES    SH/  PUT/  INVSTMT  OTHER    VOTING AUTHORITY
                                                            (x $1000)              PRN  CALL  DSCRTN   MNGRS  SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC     DBCV 4.750% 2/0   007903AE7      7,641   7,500,000  PRN          SOLE     1                 7,500,000
ALASKA AIR GROUP INC           COM               011659109      4,628     193,900  SH           SOLE     1                   193,900
ALLIED WASTE INDS INC          COM PAR $.01NEW   019589308      4,112     312,000  SH           SOLE     1                   312,000
AMAZON COM INC                 NOTE 4.750% 2/0   023135AF3     10,500  10,500,000  PRN          SOLE     1                10,500,000
AMERICA WEST HLDG CORP         CL B               23657208        785      86,500  SH           SOLE     1                    86,500
AMR CORP                       NOTE 4.500% 2/1   001765BB1      9,171  11,000,000  PRN          SOLE     1                11,000,000
AMR CORP                       NOTE 4.250% 9/2   001765BA3      1,161   1,250,000  PRN          SOLE     1                 1,250,000
AON CORP                       DBCV 3.500% 11/1  037389AT0     17,469  12,500,000  PRN          SOLE     1                12,500,000
ASK JEEVES INC                 COM                45174109      4,504     115,400  SH           SOLE     1                   115,400
AT&T WIRELSS SVCS INC          COM               00209A106        859      60,000  SH           SOLE     1                    60,000
AU OPTRONICS CORP              SPONSORED ADR       2255107    406,750      25,000  SH           SOLE     1                    25,000
BROCADE COMMUNICATIONS SYS I   NOTE 2.000% 1/0   111621AB4      1,654   1,815,000  PRN          SOLE     1                 1,815,000
CENDANT CORP                   COM               151313103      4,490     183,400  SH           SOLE     1                   183,400
CENTERPOINT ENERGY INC         NOTE 3.750% 5/1   15189TAC1      8,541   7,500,000  PRN          SOLE     1                 7,500,000
CEPHALON INC                   NOTE 2.500% 12/1  156708AE9      1,923   2,000,000  PRN          SOLE     1                 2,000,000
CHIRON CORP                    COM               170040109      1,464      32,800  SH           SOLE     1                    32,800
COMPANHIA PARANAENSE ENERG C   SPON ADR PFD      20441B407        125      38,700  SH           SOLE     1                    38,700
COMPUTER ASSOC INTL INC        NOTE 5.000% 3/1   204912AR0      3,088   2,500,000  PRN          SOLE     1                 2,500,000
CONTINENTAL AIRLS INC          NOTE 5.000% 6/1   210795PJ3      8,051   9,500,000  PRN          SOLE     1                 9,500,000
CONTINENTAL AIRLS INC          NOTE 4.500% 2/0   210795PD6     22,667  31,050,000  PRN          SOLE     1                31,050,000
CONTINENTAL AIRLS INC          NOTE 5.000% 6/1   210795PJ3     14,831  17,500,000  PRN          SOLE     1                17,500,000
CORNING INC                    COM               219350105     11,694     895,400  SH           SOLE     1                   895,400
CYMER INC                      NOTE 3.500% 2/1   232572AE7     11,714  11,641,000  PRN          SOLE     1                11,641,000
DELTA AIR LINES INC DEL        NOTE 8.000% 6/0   247361YP7      8,700  15,500,000  PRN          SOLE     1                15,500,000
DEVON ENERGY CORP NEW          DBCV 6/2          25179MAD5     11,507  20,875,000  PRN          SOLE     1                20,875,000
DOMINION RES INC VA NEW        NOTE 2.125% 12/1  25746UAP4     26,951  26,750,000  PRN          SOLE     1                26,750,000
DUANE READE INC                NOTE 2.148% 4/1   263578AC0     22,852  40,092,000  PRN          SOLE     1                40,092,000
DUKE ENERGY CORP               NOTE 1.750% 5/1   264399EJ1     23,647  23,500,000  PRN          SOLE     1                23,500,000
DYNEGY INC NEW                 CL A              26816Q101     14,835   3,482,500  SH           SOLE     1                 3,482,500
ECHOSTAR COMMUNICATIONS NEW    NOTE 5.750% 5/1   278762AG4     47,999  47,000,000  PRN          SOLE     1                47,000,000
ELECTRONIC DATA SYS NEW        COM               285661104        709      37,000  SH           SOLE     1                    37,000
ELECTRONIC DATA SYS NEW        NOTE 3.875% 7/1   285661AF1      2,637   2,750,000  PRN          SOLE     1                 2,750,000
EMPRESSA ICA SOCIEDAD CONTRL   SPONSORED ADR     292448107        868     471,800  SH           SOLE     1                   471,800
EMULEX CORP                    NOTE 1.750% 2/0   292475AB6      3,345   3,345,000  PRN          SOLE     1                 3,345,000
ENERSIS S A                    SPONSORED ADR     29274F104     59,600      10,000  SH           SOLE     1                    10,000
FAIR ISAAC CORP                NOTE 1.500% 8/1   303250AB0      8,617   8,500,000  PRN          SOLE     1                 8,500,000
FAIRCHILD SEMICONDUCTOR INTL   COM               303726103      4,148     253,400  SH           SOLE     1                   253,400
FEO CO                         NOTE 6/1          30241LAD1     12,765  12,000,000  PRN          SOLE     1                12,000,000
FISHER SCIENTIFIC INTL INC     NOTE 2.500% 10/0  338032AW5     26,016  18,500,000  PRN          SOLE     1                18,500,000
FLEXTRONIC INTL STK            ORD               Y2573FI02      9,444     592,100  SH           SOLE     1                   592,100
GENERAL MTRS CORP              DEB SER CONV B    370442733     67,842   2,750,000  PRN          SOLE     1                 2,750,000
GRACE W R & CO DEL NEW         COM               38388F108      5,039     812,800  SH           SOLE     1                   812,800
GRAFTECH INTL LTD              COM               384313102      4,377     418,400  SH           SOLE     1                   418,400
HEALTH MGMT ASSOC INC NEW      NOTE 1/2          421933AD4     24,544  27,500,000  PRN          SOLE     1                27,500,000
IDEC PHARMACEUTICALS CORP      NOTE 4/2          449370AE5     36,836  57,000,000  PRN          SOLE     1                57,000,000
INFINEON TECHNOLOGIES AG       SPONSORED ADR     45662N103        134      10,000  SH           SOLE     1                    10,000
INTL PAPER CO                  DBCV 6/2          460146BM4      9,625  17,500,000  PRN          SOLE     1                17,500,000
JETBLUE AWYS CORP              COM               477143101      2,240      38,800  SH           SOLE     1                    38,800
JUNIPER NETWORKS INC           NOTE              48203RAC8     19,770  14,300,000  PRN          SOLE     1                14,300,000
KING PHARMACEUTICALS INC       DBCV 2.750% 11/1  495582AG3     25,482  27,400,000  PRN          SOLE     1                27,400,000
KOREA ELECTRIC PWR             SPONSORED ADR     500631106        137      15,000  SH           SOLE     1                    15,000
KT CORP                        SPONSORED ADR     48268K101        180      10,000  SH           SOLE     1                    10,000
LEVEL 3 COMMUNICATIONS INC     COM               52729N100     12,550   3,535,157  SH           SOLE     1                 3,535,157
LOCKHEED MARTIN CORP           DBCV 8/1          539830AP4     40,800  40,000,000  PRN          SOLE     1                40,000,000
LODGIAN INC                    COM PAR $.01      54021P403        725      68,738  SH           SOLE     1                    68,738
LSI LOGIC CORP                 COM               502161102     14,499   1,902,700  SH           SOLE     1                 1,902,700
LSI LOGIC CORP                 NOTE 4.000% 11/0  502161AG7     69,492  70,820,000  PRN          SOLE     1                70,820,000
LUCENT TECHNOLOGIES INC        DBCV 2.750% 6/1   549463AH0     13,882   9,500,000  PRN          SOLE     1                 9,500,000
MERCURY INTEREACTIVE CORP      NOTE 5/0          589405AD1     15,721  14,084,000  PRN          SOLE     1                14,084,000
MICRON TECHNOLOGY INC          COM               595112103      4,069     265,800  SH           SOLE     1                   265,800
MICRON TECHNOLOGY INC          NOTE 2.500% 2/0   595112AG8     35,406  25,000,000  PRN          SOLE     1                25,000,000
NATIONAL AUSTRALIA BK LTD      SPONSORED ADR     632525408      2,169      20,800  SH           SOLE     1                    20,800
NEC CORP                       ADR               629050204         72      10,000  SH           SOLE     1                    10,000
NEWS AMER INC                  NOTE 2/2          652482AZ3     32,348  56,750,000  PRN          SOLE     1                56,750,000
NEXTEL COMMUNICATIONS INC      CL A              65332V103        293      11,000  SH           SOLE     1                    11,000
NORTEL NETWORKS CORP NEW       NOTE 4.250% 9/0   656568AB8     16,800  17,500,000  PRN          SOLE     1                17,500,000
NORTHWEST AIRLS CORP           FRNT 6.625% 5/1   667280AC5        976   1,000,000  PRN          SOLE     1                 1,000,000
NTL INC DEL                    COM               62940M104     12,190     210,171  SH           SOLE     1                   210,171
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR     68370R109        482       5,000  SH           SOLE     1                     5,000
PLACER DOME INC                COM               725906101      2,822     169,600  PRN          SOLE     1                   169,600
PLACER DOME INC                DBCV 2.750% 10/1  725906AK7      2,825   2,500,000  PRN          SOLE     1                 2,500,000
PPPL ENERGY SUPPLY LLC         NOTE 2.625% 5/1   69352JAE7     20,600  20,000,000  PRN          SOLE     1                20,000,000
PRICELINE COM INC              NOTE 1.000% 8/0   741503AC0        948   1,000,000  PRN          SOLE     1                 1,000,000
PRICELINE COM INC              COM NEW           741503403      1,408      52,300  SH           SOLE     1                    52,300
PRIDE INTL INC DEL             FRNT 2.500% 3/0   74153QAB8     36,400  32,000,000  PRN          SOLE     1                32,000,000
RED HAT INC                    COM               756577102      6,836     297,600  SH           SOLE     1                   297,600
RF MICRODEVICES INC            NOTE 1.5000% 7/0  749941AE0      8,278   7,000,000  PRN          SOLE     1                 7,000,000
SBC COMMUNICATIONS INC         COM               78387G103        485      20,000  SH           SOLE     1                    20,000
SCHLUMBERGER LTD               DBCV 1.500% 6/0   806857AC2     28,688  27,000,000  PRN          SOLE     1                27,000,000
SIERRA PAC RES NEW             NOTE 7.250% 2/1   826428AF1     18,964   9,750,000  PRN          SOLE     1                 9,750,000
SIRUIS SATELLITE RADIO INC     COM               82966U103     17,841   5,792,500  SH           SOLE     1                 5,792,500
SLM CORP                       DBCV 7/2          78442PAC0     14,925  15,000,000  PRN          SOLE     1                15,000,000
SOLECTRON CORP                 COM               834182107      3,258     503,500  SH           SOLE     1                   503,500
STARWOOD HOTELS&RESORTS WRLD   NOTE 3.500% 5/1   85590AAJ3     21,359  19,800,000  PRN          SOLE     1                19,800,000
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR     874039100      1,179     141,893  SH           SOLE     1                   141,893
TEKELEC                        NOTE 2.250% 6/1   879101AE3      4,789   4,102,000  PRN          SOLE     1                 4,102,000
TEVA PHARMACEUTICAL INDS LTD   CALL              881624209        336       5,000       CALL    SOLE     1                     5,000
VECTOR GROUP LTD               NOTE 6.250% 7/1   92240MAC2      9,532  10,710,000  PRN          SOLE     1                10,710,000
VEECO INSTRS INC DEL           NOTE 4.125% 12/2  922417AB6      9,300   9,300,000  PRN          SOLE     1                 9,300,000
VERIZON COMMUNICATIONS         COM               92343V104      1,719      47,500  SH           SOLE     1                    47,500
VISHAY INTERTECHNOLOGY INC     NOTE 6/0          928298AD0      7,015  11,500,000  PRN          SOLE     1                11,500,000
VISHAY INTERTECHNOLOGY INC     COM               928298108     11,941     642,679  SH           SOLE     1                   642,679
WATSON PHARMACEUTICALS INC     DBCV 1.750% 3/1   942683AC7     25,360  26,730,000  PRN          SOLE     1                26,730,000
WELLS FARGO & CO NEW           DBCV 5/0          949746FA4     24,719  25,000,000  PRN          SOLE     1                25,000,000
WILLIAMS COS INC DEL           COM               969457100     14,875   1,250,000  SH           SOLE     1                 1,250,000
YAHOO INC                      COM               984332106      6,158     169,500  SH           SOLE     1                   169,500

                                                            1,613,702

02337.0005 #504831